Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade receivables.
Aging structure of trade receivables

	December 31,
	2017	2016
	(€ in thousands)
Not due at the end of the reporting period	1,560	2,812
Amount past due for the following time ranges
Less than 3 months	2,998	946
Between 3 and 6 months	363	180
Between 6 and 9 months	68	151
Between 9 and 12 months	70	12
More than 12 months	34	32
Total	5,093	4,133

Change in the allowance for doubtful accounts

	Year Ended December 31,
	2017	2016
	(€ in thousands)
Balance at beginning of period	336	57
Provisions	237	367
Write-offs	(58)	--
Release to income	(33)	(88)
Balance at end of period	482	336